Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Disclosure of Accounts Receivable, Net

	December 31, 2019		December 31, 2018
Trade accounts receivables	Ps.	26,942	Ps.	25,615
The Coca-Cola Company (see Note 15)		813		1,173
Loans to employees		115		108
Heineken Group (see Note 15)		749		768
Others		3,203		2,614
Allowance for expected credit losses		(2,189)		(2,114)

	Ps.	29,633	Ps.	28,164

Disclosure of Aging of Accounts Receivable (Days Current or Outstanding)

Aging of accounts receivable (days current or outstanding)

	December 31, 2019		December 31, 2018
Current	Ps.	24,696	Ps.	22,789
0-30 days		3,278		4,081
31-60 days		1,345		869
61-90 days		668		598
91-120 days		244		241
120+ days		1,591		1,700

Total	Ps.	31,822	Ps.	30,278

Disclosure of Changes in Allowance for Expected Credit Losses
7.2 Changes in the allowance for expected credit losses

	2019		2018		2017
Balance at the beginning of the period	Ps.	2,114	Ps.	1,375	Ps.	1,193
Effect of adoption of IFRS 9		—		468		—

Adjusted balance at the beginning of the period		2,114		1,843		1,193
Allowance for the period		709		348		530
Additions (write-offs) of uncollectible accounts (1)		(269)		(402)		(400)
Addition from business combinations		—		1		86
Effects of changes in foreign exchange rates		(365)		324		(32)
Effect of Venezuela deconsolidation		—		—		(2)

Balance at the end of the period	Ps.	2,189	Ps.	2,114	Ps.	1,375

(1)	In 2018, includes the effect of Coca-Cola FEMSA Philippines, Inc. sale for an aggregate amount of $ 82.